Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Current:
Federal			$ 7	$ (42)	$ (42)
State			299	(432)	971
Current income tax provision (benefit)			306	(474)	929
Deferred:
Federal			37,635	(43,551)	6,670
State			4,507	1,951	7,986
Deferred income tax provision (benefit)	12,327	(1,769)	42,142	(41,600)	14,656
Total income tax provision (benefit)	$ 12,292	$ (1,812)	$ 42,448	$ (42,074)	$ 15,585